Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average Summary Compensation Table Total for Other NEOs(3) ($)	Average Compensation Actually Paid to Other NEOs(4) ($)	Value of $100 Initial Fixed Investment Based on TSR(5) ($)	Value of $100 Initial Fixed Investment Based on Peer Group TSR(6) ($)	Net Income	Non-GAAP Recurring Revenue(7)
							(In thousands)($)

2024	8,859,636	19,476,980	2,858,756	6,217,068	192	241	263,026	1,806,063
2023	9,028,592	14,199,773	2,854,571	4,639,845	139	176	165,919	1,626,173
2022	6,197,162	(3,366,114)	2,344,425	(1,734,306)	108	109	164,240	1,480,759
2021	5,590,005	14,936,995	2,409,118	6,675,726	179	157	161,458	1,261,400
2020	4,692,182	13,125,021	2,132,932	7,665,325	146	153	194,820	818,638

Company Selected Measure Name	Non-GAAP Recurring Revenue
Named Executive Officers, Footnote	For the years 2020 through 2024, this is the total compensation, as depicted in the Summary Compensation Table above, for Chief Executive Officer H. Lynn Moore, Jr., our Principal Executive Officer (PEO).Represents the average of the amounts reported for the company’s named executive officers as a group (excluding Mr. Moore) in the “Total” column of the Summary Compensation Table in each applicable year: Mr. Marr, Mr. Miller, and Mr. Puckett in years 2021 through 2024 and Mr. Marr and Mr. Miller in 2020.
Peer Group Issuers, Footnote	The Company’s peer group, described above under “Peer Group,” was used for the purposes of calculating peer group total shareholder return. Peer Group TSR was calculated on a market-capitalization-weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return was indicated. TSR represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table.
Adjustment To PEO Compensation, Footnote	Represents the amount of “compensation actually paid” to Mr. Moore, as determined in accordance with Item 402(v) of Regulation S-K. The figures presented do not reflect the actual amount of compensation earned by or paid to Mr. Moore during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Moore’s total compensation for each year to determine the “compensation actually paid”:

Adjustments to determine Compensation Actually Paid for PEO	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total reported in Summary Compensation Table (SCT)	8,859,636	9,028,592	6,197,162	5,590,005	4,692,182
Less, value of stock & option awards reported in SCT	(8,174,286)	(8,343,692)	(5,584,945)	(5,052,575)	(4,154,668)
Less, change in pension value and non-qualified deferred compensation earnings in SCT	—	—	—	—	—
Plus, pension service cost and impact of pension plan amendments	—	—	—	—	—
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	12,945,856	10,639,900	4,894,336	7,141,556	4,946,903
Plus, change in fair value of prior year awards that are outstanding and unvested	4,991,075	2,038,950	(5,684,175)	6,633,151	7,207,776
Plus, fair value of awards granted this year and that vested this year	—	—	—	—	—
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	854,698	836,023	(3,188,491)	624,859	432,828
Less, prior year fair value of prior year awards that failed to vest this year	—	—	—	—	—
“Compensation Actually Paid”	19,476,980	14,199,773	(3,366,114)	14,936,995	13,125,021

Adjustment to Non-PEO NEO Compensation Footnote	Represents the amount of “compensation actually paid” to the company's named executive officers as a group (excluding Mr. Moore), as determined in accordance with Item 402(v) of Regulation S-K. The figures presented do not reflect the actual amount of compensation earned by or paid to the named executive officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to average total compensation for the named executive officers as a group (excluding Mr. Moore) for each year to determine the “compensation actually paid”:

Adjustments to determine Compensation Actually Paid for Other NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)

Total reported in Summary Compensation Table (SCT)	2,858,756	2,854,571	2,344,425	2,409,118	2,132,932
Less, value of stock & option awards reported in SCT	(2,499,462)	(2,495,262)	(1,997,451)	(2,066,716)	(1,772,507)
Less, change in pension value and non-qualified deferred compensation earnings in SCT	—	—	—	—	—
Plus, pension service cost and impact of pension plan amendments	—	—	—	—	—
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	3,970,839	3,163,496	1,773,552	2,888,432	2,065,960
Plus, change in fair value of prior year awards that are outstanding and unvested	1,537,639	761,435	(2,303,705)	3,127,295	5,001,364
Plus, fair value of awards granted this year and that vested this year	—	—	—	—	—
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	349,295	355,605	(1,551,127)	317,596	237,576
Less, prior year fair value of prior year awards that failed to vest this year	—	—	—	—	—
“Compensation Actually Paid”	6,217,068	4,639,845	(1,734,306)	6,675,726	7,665,325

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Important Financial Performance Measures. The table below provides an unranked list of the most important financial performance measures, including the Company-Selected Measure, used by the Company to link CAP for all NEOs to Company performance for 2024.

Non-GAAP Recurring Revenue
Non-GAAP Operating Margin
Non-GAAP Earnings Per Share

PEO Name	H. Lynn Moore, Jr.
Additional 402(v) Disclosure	For the relevant fiscal year, represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2020, through and including the end of the fiscal year for which TSR is being presented in the table.Non-GAAP Recurring Revenue is the company-selected financial performance measure that, in our assessment, represents the most important performance measure used to link compensation actually paid to our named executive officers to company performance for the most recently completed fiscal year.
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Non-GAAP Recurring Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Margin
Non-PEO NEO | Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAP Earnings Per Share